Accounts receivable, net (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts receivable	$ 3,199		$ 3,586
ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 118,621		¥ 138,778
Current
Accounts receivable	2,014		1,495
1 - 30 Days Past Due
Accounts receivable	85		41
31 - 60 Days Past Due
Accounts receivable	202		1,343
61 - 90 Days Past Due
Accounts receivable	41		99
Greater Than or Equal to 91 Days
Accounts receivable	857		608
Past Due
Accounts receivable	$ 1,185		$ 2,091
Within 1 Year | ZHEJIANG TIANLAN
Accounts receivable | ¥		76,590		96,456
1 year - 2 Years | ZHEJIANG TIANLAN
Accounts receivable | ¥		31,389		30,252
2 Years - 3 Years | ZHEJIANG TIANLAN
Accounts receivable | ¥		6,128		6,260
3 Years - 4 Years | ZHEJIANG TIANLAN
Accounts receivable | ¥		3,678		5,179
4 Years - 5 Years | ZHEJIANG TIANLAN
Accounts receivable | ¥		¥ 836		¥ 631